TAXES ON INCOME (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Net operating losses carry forward	$ 7,275	$ 8,915
Research and development	2,123	2,028
Other	3,188	1,604
Deferred tax assets before valuation allowance	12,586	12,547
Valuation allowance	(6,212)	(6,136)
Deferred tax assets	6,374	6,411
Deferred tax liabilities:
Capitalized software development costs	(2,804)	(2,474)
Acquired intangibles	(1,472)	(1,546)
Property and equipment	(53)	(68)
Other	(163)	(254)
Deferred tax liabilities	(4,492)	(4,342)
Deferred tax assets, net	1,882	2,069
Long-term deferred tax assets	2,779	3,014
Long-term deferred tax liabilities	(897)	(945)
Deferred tax assets, net	$ 1,882	$ 2,069